Financial Assets and Financial Liabilities_Details Of Financial Assets Subject To Offsetting(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	₩ 41,801,581,000,000	₩ 30,275,625,000,000
Gross liabilities offset	(31,491,536,000,000)	(20,152,555,000,000)
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	10,310,045,000,000	10,123,070,000,000
Non-offsetting amount
Financial Instruments	(8,287,723,000,000)	(7,890,298,000,000)
Cash Collateral	(213,179,000,000)	(2,711,000,000)
Net amount	1,809,143,000,000	2,230,061,000,000
Derivatives held for trading and Derivatives linked securities
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	2,981,437,000,000	3,800,978,000,000
Gross liabilities offset	0	0
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	2,981,437,000,000	3,800,978,000,000
Non-offsetting amount
Financial Instruments	(2,195,210,000,000)	(2,390,096,000,000)
Cash Collateral	(191,349,000,000)	(2,711,000,000)
Net amount	594,878,000,000	1,408,171,000,000
Derivatives held for hedging
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	312,124,000,000	80,718,000,000
Gross liabilities offset	0	0
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	312,124,000,000	80,718,000,000
Non-offsetting amount
Financial Instruments	(21,990,000,000)	(10,980,000,000)
Cash Collateral	(21,830,000,000)	0
Net amount	268,304,000,000	69,738,000,000
Receivable spot exchange
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	3,443,674,000,000	2,557,424,000,000
Gross liabilities offset	0	0
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	3,443,674,000,000	2,557,424,000,000
Non-offsetting amount
Financial Instruments	(3,443,298,000,000)	(2,555,485,000,000)
Cash Collateral	0	0
Net amount	376,000,000	1,939,000,000
Reverse repurchase agreements
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	2,617,700,000,000	2,926,515,000,000
Gross liabilities offset	0	0
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	2,617,700,000,000	2,926,515,000,000
Non-offsetting amount
Financial Instruments	(2,617,700,000,000)	(2,926,515,000,000)
Cash Collateral	0	0
Net amount	0	0
Domestic exchange settlement debits
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	30,904,611,000,000	19,854,611,000,000
Gross liabilities offset	(29,959,914,000,000)	(19,323,418,000,000)
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	944,697,000,000	531,193,000,000
Non-offsetting amount
Financial Instruments	0	0
Cash Collateral	0	0
Net amount	944,697,000,000	531,193,000,000
Other financial instruments
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross assets	1,542,035,000,000	1,055,379,000,000
Gross liabilities offset	(1,531,622,000,000)	(829,137,000,000)
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	10,413,000,000	226,242,000,000
Non-offsetting amount
Financial Instruments	(9,525,000,000)	(7,222,000,000)
Cash Collateral	0	0
Net amount	₩ 888,000,000	₩ 219,020,000,000